Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	SOTERA HEALTH COMPANY
Entity Incorporation State Country Code	DE
Entity File Number	001-39729
Entity Tax Identification Number	47-3531161
Entity Address Address Line 1	9100 South Hills Blvd
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Broadview Heights
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44147
City Area Code	440
Local Phone Number	262-1410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	SHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001822479
Amendment Flag	false